PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and mine development
Property, plant and equipment	$ 7,003,665	$ 6,234,302	$ 5,626,552
Canada
Property, plant and mine development
Property, plant and equipment	5,000,544	4,386,051
Finland
Property, plant and mine development
Property, plant and equipment	1,205,935	996,946
Sweden
Property, plant and mine development
Property, plant and equipment	13,812	13,812
Mexico
Property, plant and mine development
Property, plant and equipment	780,877	835,797
United States
Property, plant and mine development
Property, plant and equipment	$ 2,497	$ 1,696